Long-term Investments - Carrying Value of Equity Investments (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Total carrying value of the equity securities
Initial cost basis	$ 662,460	$ 656,011
Upward adjustments	85,710	85,710
Downward adjustments	(554,013)	(490,498)
Impairment	(14,200)
Foreign currency translation	2,422	17,493
Total carrying value at the end of the period	$ 196,579	$ 268,716